Derivative assets	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative assets
Derivative assets
We have entered into interest rate derivatives to hedge the current and future interest rate payments on our variable rate debt. These derivative financial instruments can include interest rate swaps, caps, floors, options and forward contracts.
As of December 31, 2017, we had interest rate caps and swaps outstanding, with underlying variable benchmark interest rates ranging from one to three-month U.S. dollar LIBOR.
Some of our agreements with derivative counterparties require a two-way cash collateralization of derivative fair values. As of December 31, 2017 and 2016, we had cash collateral of $3.7 million and $8.6 million, respectively, from various counterparties and the obligation to return such collateral was recorded in accounts payable, accrued expenses and other liabilities. We had not advanced any cash collateral to counterparties as of December 31, 2017 or 2016.
The counterparties to our interest rate derivatives are primarily major international financial institutions. We continually monitor our positions and the credit ratings of the counterparties involved and limit the amount of credit exposure to any one party. We could be exposed to potential losses due to the credit risk of non-performance by these counterparties. We have not experienced any material losses to date.
Our derivative assets are recorded in other assets in our Consolidated Balance Sheets. The following table presents notional amounts and fair values of derivatives outstanding as of December 31, 2017 and 2016:

	As of December 31,
	2017		2016
	Notional amount (a)	Fair value	Notional amount (a)	Fair value
Derivative assets not designated as hedges:
Interest rate caps	$2,721,000	$25,021	$2,911,220	$30,362
Derivative assets designated as cash flow hedges:
Interest rate swaps	$1,830,785	$23,875	$425,612	$6,825
Total derivative assets		$48,896		$37,187

(a)	The notional amount is recorded as nil where caps and swaps are not yet effective.
We recorded the following in other comprehensive income related to derivative financial instruments for the years ended December 31, 2017, 2016 and 2015:

	Year Ended December 31,
	2017	2016	2015
Gain (Loss)
Effective portion of change in fair market value of derivatives designated as cash flow hedges:
Interest rate swaps	$17,049	$6,846	$385
Income tax effect	(2,131)	(856)	(47)
Net changes in cash flow hedges, net of tax	$14,918	$5,990	$338
We do not expect to reclassify amounts from AOCI to interest expense in our Consolidated Income Statement over the next 12 months. The following table presents the effect of derivatives recorded in interest expense in our Consolidated Income Statements for the years ended December 31, 2017, 2016 and 2015.

	Year Ended December 31,
	2017	2016	2015
Gain (Loss)
Derivatives not designated as hedges:
Interest rate caps and swaps	$(14,178)	$(1,628)	$(18,118)
Reclassification to Consolidated Income Statements:
Reclassification of amounts previously recorded in AOCI	—	—	—
Effect from derivatives	$(14,178)	$(1,628)	$(18,118)